CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares		9 Months Ended	12 Months Ended
	Nov. 26, 2016	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Class A ordinary shares subject to possible redemption, par value		$ 0.0001	$ 0.0001	$ 0.0001
Class A ordinary shares subject to possible redemption, shares issued		29,224,706	29,067,145	29,510,755
Preferred shares, par value (in dollar per share)		$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares, shares authorized		1,000,000	1,000,000	1,000,000
Preferred shares, shares issued		0	0	0
Preferred shares, shares outstanding		0	0	0	0
Ordinary shares, par value (in dollar per share)		$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized		220,000,000	220,000,000	220,000,000
Shares forfeited	875,000
Class A
Ordinary shares, par value (in dollar per share)		$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized		200,000,000	200,000,000	200,000,000
Ordinary shares, shares issued		1,775,294	1,932,855	1,489,245
Ordinary shares, shares outstanding		1,775,294	1,932,855	1,489,245
Ordinary shares subject to possible redemption		29,224,706	29,067,145	29,510,755
Class B
Ordinary shares, par value (in dollar per share)		$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized		20,000,000	20,000,000	20,000,000
Ordinary shares, shares issued		5,812,500	7,750,000	7,750,000
Ordinary shares, shares outstanding		5,812,500	7,750,000	7,750,000